Note 10 - Convertible Preferred Stock (Details) - Convertible Preferred Stock Warrants Outstanding (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Sep. 23, 2014	Dec. 31, 2012	Dec. 31, 2008	Apr. 30, 2009	Nov. 30, 2010	Apr. 30, 2012	May 31, 2011	Jun. 30, 2011	Sep. 30, 2011	Nov. 30, 2011	Dec. 31, 2011	Jan. 31, 2012	Feb. 28, 2012
Class of Warrant or Right [Line Items]
Exercise Price		$ 0.53	$ 0.53
Number of Shares Outstanding under Warrants		382,000	940,189
Fair Value	$ 624,000			$ 686,000
Series A Preferred Stock [Member] | December 2008 Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Dec. 02, 2018
Exercise Price	$ 0.61				$ 0.61
Number of Shares Outstanding under Warrants	196,721				196,721
Fair Value	44,000				54,000
Series A Preferred Stock [Member] | April 2009 Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Apr. 02, 2019
Exercise Price	$ 0.61					$ 0.61
Number of Shares Outstanding under Warrants	245,900					245,900
Fair Value	58,000					70,000
Series A Preferred Stock [Member] | November 2010 Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Nov. 19, 2020
Exercise Price	$ 0.61						$ 0.61
Number of Shares Outstanding under Warrants	163,934						163,934
Fair Value	47,000						47,000
Series A Preferred Stock [Member] | April 2012 Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Apr. 19, 2022
Exercise Price	$ 0.61							$ 0.61
Number of Shares Outstanding under Warrants	73,770							73,770
Fair Value	25,000							27,000
Series B Preferred Stock [Member] | May 2011 Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration Date	May 06, 2021
Exercise Price	$ 0.05								$ 0.05
Number of Shares Outstanding under Warrants	2,000,000								2,000,000
Fair Value	54,000								84,000
Series B Preferred Stock [Member] | June 2011 Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Jun. 30, 2021
Exercise Price	$ 0.05									$ 0.05
Number of Shares Outstanding under Warrants	4,000,000									4,000,000
Fair Value	108,000									168,000
Series B Preferred Stock [Member] | September 2011 Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Sep. 09, 2021
Exercise Price	$ 0.05										$ 0.05
Number of Shares Outstanding under Warrants	4,000,000										4,000,000
Fair Value	108,000										168,000
Series B Preferred Stock [Member] | November 2011 Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Nov. 30, 2021
Exercise Price	$ 0.05											$ 0.05
Number of Shares Outstanding under Warrants	1,000,000											1,000,000
Fair Value	28,000											42,000
Series B Preferred Stock [Member] | December 2011 Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Dec. 19, 2021
Exercise Price	$ 0.05												$ 0.05
Number of Shares Outstanding under Warrants	1,000,000												1,000,000
Fair Value	28,000												41,000
Series B Preferred Stock [Member] | January 2012 Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Jan. 31, 2022
Exercise Price	$ 0.05													$ 0.05
Number of Shares Outstanding under Warrants	910,445													910,445
Fair Value	28,000													37,000
Series B Preferred Stock [Member] | February 2012 Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Feb. 28, 2022
Exercise Price	$ 0.05														$ 0.05
Number of Shares Outstanding under Warrants	738,535														738,535
Fair Value	23,000														31,000
Series B Preferred Stock [Member] | April 2012 Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Apr. 16, 2022
Exercise Price	$ 0.05							$ 0.05
Number of Shares Outstanding under Warrants	2,351,019							2,351,019
Fair Value	73,000							99,000
Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Number of Shares Outstanding under Warrants	16,680,324
Fair Value	$ 624,000
April 2012 Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise Price								$ 0.61
Number of Shares Outstanding under Warrants								73,770